Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (648,698)	$ (563,147)	$ (218,123)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	541	629	615
Amortization of operating lease right-of-use asset	115,026
Allowance (recovery) of expected credit losses	3,312	46,586	(5,421)
Write-downs of inventories	105,024	9,267	5,976
Net realized gains on digital assets	(105,767)
Unrealized losses on digital assets	867,554
Expenses paid with digital assets	554,317
Interest income received with digital assets	(1,715)
Gain on loan settlement with digital assets	(8,869)
Unrealized gains on investment in equity securities, net	(1,263,002)
Deferred tax benefit		(54,143)	(43,363)
Changes in operating assets and liabilities:
Accounts receivable	18,876	(17,695)	147,672
Inventories	3,647,735	(1,161,043)	715,627
Prepaid expenses	(192,486)	(906,646)	(9,041)
Deposits and other current assets	(335,611)	(402,089)	474,285
Accounts payable	(2,680,621)	246	(33,167)
Contract liabilities	(4,190)	1,912	47,178
Accrued expenses and other current liabilities	9,123	44,108	(33,120)
Net cash provided by (used in) operating activities	80,549	(3,002,015)	1,049,118
Cash flows from investing activities:
Purchase of property and equipment	(262)	(4,800)
Purchase of digital assets	(99,764)
Disposal of digital assets	626,337
Advances of loans receivable	(88,065)	(2,830,660)
Net cash provided by (used in) investing activities	438,246	(2,835,460)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to Initial Public Offering (“IPO”), net of issuance cost		9,298,294
Proceeds from bank borrowings	1,683,135	2,139,730	1,789,916
Repayments of bank borrowings	(2,341,924)	(2,067,351)	(3,105,648)
Repayments (to) from a related party	(3,863)	7,908	1,145,426
Payments of offering costs related to IPO		(514,913)	(339,727)
Net cash (used in) provided by financing activities	(662,652)	8,863,668	(510,033)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(6,474)	(76,448)	1,242
Net (decrease) increase in cash and cash equivalents, and restricted cash	(150,331)	2,949,745	540,327
Cash and cash equivalents, and restricted cash, beginning of the period	1,464,381	3,020,683	1,497,894
Cash and cash equivalents, and restricted cash, end of the period	1,314,050	5,970,428	2,038,221
Reconciliation of cash and cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	1,314,050	5,591,343	1,660,198
Restricted cash		379,085	378,023
Total cash and cash equivalents, and restricted cash	1,314,050	5,970,428	2,038,221
Supplemental disclosures of cash flow information:
Interest paid	93,333	117,354	144,234
Supplemental disclosure of non-cash investing and financing activities:
Deferred IPO cost charged to additional paid-in capital		2,513,538
Settlement of the sale proceeds of life insurance policies with amount due to a related party			813,480
Proceeds from third party borrowing received in digital assets	$ 1,340,702